Document And Entity Information	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	TMC the metals company Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001798562
Amendment Flag	true
Amendment Description	On October 7, 2021, the registrant filed a registration statement on Form S-1 (File No. 333-260126) (the "Registration Statement"). The Registration Statement was declared effective by the Securities and Exchange Commission on October 22, 2021. This amendment No. 1 to post-effective amendment No. 1 to the Registration Statement is being filed to, among other things, include information in the Registration Statement from the registrant's Annual Report on Form 10-K and Quarterly Report on Form 10-Q. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.